Cash and cash equivalents and borrowings other borrowing table (Details) - Exinfrastructure project [Member] - EUR (€) € in Millions	Dec. 31, 2027	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2018
Corporate debt [Member]
Corporate debt and other borrowings [Line Items]
Credit limit		€ 3,377.0	€ 4,041.0
Credit utilized		2,839.0	3,391.0
Credit drawable		538.0	650.0
Consolidated debt		2,852.0	3,386.0
Corporate debt [Member] | Construction division [Member]
Corporate debt and other borrowings [Line Items]
Credit limit		131.0	163.0
Credit utilized		17.0	26.0
Credit drawable		114.0	137.0
Consolidated debt		14.0	13.0
Corporate debt [Member] | Airports division [Member]
Corporate debt and other borrowings [Line Items]
Credit limit		0.0	0.0
Credit utilized		0.0	0.0
Credit drawable		0.0	0.0
Consolidated debt		14.0	31.0
Other borrowings [Member]
Corporate debt and other borrowings [Line Items]
Credit limit		140.0	185.0
Credit utilized		26.0	46.0
Credit drawable		114.0	139.0
Consolidated debt		36.0	63.0
Corporate bonds and debentures [Member] | Corporate debt [Member]
Corporate debt and other borrowings [Line Items]
Credit limit		788.0		€ 1.1
Credit utilized		250.0
Consolidated debt	€ 60.0
Corporate bonds and debentures [Member] | Other borrowings [Member]
Corporate debt and other borrowings [Line Items]
Credit limit		2,280.0	2,581.0
Credit utilized		2,280.0	2,581.0
Credit drawable		0.0	0.0
Consolidated debt		2,292.0	2,590.0
Syndicated facility [Member] | Other borrowings [Member]
Corporate debt and other borrowings [Line Items]
Credit limit		788.0	900.0
Credit utilized		250.0	250.0
Credit drawable			650.0
Consolidated debt		252.0	236.0
Euro commercial paper [Member] | Other borrowings [Member]
Corporate debt and other borrowings [Line Items]
Credit limit		249.0	500.0
Credit utilized		249.0	500.0
Credit drawable		0.0	0.0
Consolidated debt		249.0	500.0
Credit lines [Member] | Other borrowings [Member]
Corporate debt and other borrowings [Line Items]
Credit limit		60.0	60.0
Credit utilized		60.0	60.0
Credit drawable		0.0	0.0
Consolidated debt		€ 60.0	€ 60.0